Offerings - Offering: 1	Oct. 15, 2025 GBP (£) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Notes due August 20,2031
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	£ 298,848,000
Fee Rate	0.01381%
Amount of Registration Fee	£ 41,270.91
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant initially deferred payment of all of the registration fee for a Registration Statement on Form
S-3ASR
(Registration Statement
No. 333-289425),
filed with
th
e Securities and Ex
ch
an
ge Commission on August 8, 2025.

(2)	$400,800,000.00 based on the Sterling/U.S.$ rate of exchange of £1.00/U.S.$1.3360 as of October 10, 2025, as reported by Bloomberg.

(3)	$399,260,928.00 based on the Sterling/U.S.$ rate of exchange of £1.00/U.S.$1.3360 as of October 10, 2025, as reported by Bloomberg.

(4)	$55,137.94 based on the Sterling/U.S.$ rate of exchange of £1.00/U.S.$1.3360 as of October 10, 2025, as reported by Bloomberg.